Geographic and Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Geographic and Segment Information

19. Geographic and Segment Information

Geographic information for the years ended December 31, 2025 and 2024 is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Revenue
United Kingdom	$—	$43
Malaysia	747	—
Total Revenue	$747	$43

Net (loss) / gain
United States	$(1,857)	$(37)
Malaysia	119	—
United Kingdom	(1,260)	(11,175)
Total Net Loss	$(2,998)	$(11,212)

	December 31,
	2025	2024
Total Assets
United States	$2,031	$3,285
Malaysia	6,154	—
United Kingdom	—	809
Total Assets	$8,185	$4,094
Long Lived Assets, net
United States	$(0)	$1
Malaysia	137
United Kingdom	—	2
Total Long Lived Assets, net	$137	$3

For the latter part of 2025, following the acquisition of our wholly owned subsidiary, Fitters Sdn. Bhd. (“Fitters”), the Company operated as a single segment engaged in the distribution of fire safety materials, equipment and fire prevention systems. Prior to the acquisition of Fitters, the Company operated as a single segment engaged in the development of innovative cancer medicines based on cell cycle, transcriptional regulation and mitosis control biology. Consistent with our operational structure, our Chief Executive Officer (CEO), as the chief operating decision maker, makes resource allocation and business process decisions globally across our consolidated business.

Managing and allocating resources at the consolidated level enables our CEO to assess the overall level of resources available and how to best deploy these resources across functions such as production, research and development, business development, or administration and research and development projects in line with our overarching long-term corporate-wide strategic goals, rather than on a geographic or some other basis. Consistent with this decision-making process, our CEO considers consolidated net loss, which is our single segment’s principal measure of segment profit and loss, when evaluating performance and allocating company-wide resources.

Significant expenses are amounts that are regularly provided to the CEO and comprise the identical captions that are reported on the consolidated statement of operations.

A summary of our consolidated net loss for the years ended December 31, 2025 and 2024 is as follows, including the significant expenses provided to and regularly reviewed by our CEO:

	December 31,
	2025	2024
Revenues	$747	$43

Operating expenses:
Cost of sales	609	—
Research and development	848	6,655
General and administrative	7,717	5,392
Total operating expenses	9,174	12,047

Operating loss	(8,427)	(12,004)

Total other income (expense), net	5,436	10
Loss before taxes	(2,991)	(11,994)

Income tax benefit / (charge)	(7)	782

Net loss	$(2,998)	$(11,212)